Debt (Details)							1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2025 USD ($) $ / shares	Dec. 30, 2024 USD ($)	Oct. 31, 2024 USD ($)	Sep. 27, 2024 USD ($)	May 28, 2024 USD ($)	May 01, 2020 USD ($)	Feb. 28, 2025 USD ($)	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Mar. 10, 2025 $ / shares	Jan. 17, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Oct. 14, 2021	Aug. 31, 2021 USD ($)
Debt (Details) [Line Items]
Unpaid balance	$ 3,402							$ 3,402	$ 3,402				$ 10,592	$ 28,064
Additional funded												$ 750,000
Additional expected funded												500,000
Preferred stock per share (in Dollars per share) | $ / shares	$ 0.001							$ 0.001	$ 0.001		$ 0.001		$ 0.001
Shares issued (in Shares) | shares									15,000
Stock issued for financing costs value									$ 49,650	$ 0
Paycheck Protection Program CARES Act [Member]
Debt (Details) [Line Items]
Loan received						$ 130,200
Interest rate						1.00%								1.00%	1.00%
Principal amount																$ 96,795
Unpaid balance	$ 3,402							$ 3,402	3,402				$ 10,592
Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Merchant cash advance agreement proceeds totaling	40,000	$ 50,000	$ 268,000	$ 99,250	$ 198,500
Future receivables purchased			228,480	136,000	272,000
Weekly payments			$ 8,160	$ 4,857	$ 9,714
Unpaid balance of the merchant cash advances totaled	129,124							129,124	129,124				$ 187,921
Five Narrow Lane LP (“FNL”) [Member]
Debt (Details) [Line Items]
Aggregate principal amoun												2,300,000
Proceeds from issuance of debt								1,050,000	1,050,000
Additional funded												750,000
Additional expected funded												$ 500,000
Multiplied aggregate stated value equal												3
Incurred issuance costs	$ 175,000							$ 175,000	$ 175,000
Series C Preferred Stock [Member] | Five Narrow Lane LP (“FNL”) [Member]
Debt (Details) [Line Items]
Preferred stock per share (in Dollars per share) | $ / shares												$ 0.001
Debt instrument, stated value per share (in Dollars per share) | $ / shares												$ 3,000
Debt Instrument, Redemption, Period One [Member] | Amended September 2024 Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Merchant cash advance is to repaid weekly payments							$ 1,214
Debt Instrument, Redemption, Period One [Member] | Amended October 2024 Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Merchant cash advance is to repaid weekly payments							2,040
Debt Instrument, Redemption, Period Two [Member] | Amended September 2024 Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Merchant cash advance is to repaid weekly payments							4,585
Debt Instrument, Redemption, Period Two [Member] | Amended October 2024 Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Merchant cash advance is to repaid weekly payments							8,160
Debt Instrument, Redemption, Period Three [Member] | Amended September 2024 Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Merchant cash advance is to repaid weekly payments							3,643
Debt Instrument, Redemption, Period Three [Member] | Amended October 2024 Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Merchant cash advance is to repaid weekly payments							$ 36,120